Cover	12 Months Ended
Dec. 31, 2023 shares
Entity Addresses [Line Items]
Document Type	20-F
Amendment Flag	false
Document Registration Statement	false
Document Annual Report	true
Document Transition Report	false
Document Shell Company Report	false
Document Period End Date	Dec. 31, 2023
Document Fiscal Period Focus	FY
Document Fiscal Year Focus	2023
Current Fiscal Year End Date	--12-31
Entity File Number	1-14626
Entity Registrant Name	BRAZILIAN DISTRIBUTION CO COMPANHIA BRASILEIRA DE DISTR CBD
Entity Central Index Key	0001038572
Entity Incorporation, State or Country Code	D5
Entity Address, Address Line One	Avenida Brigadeiro Luiz Antonio, 3142
Entity Address, City or Town	São Paulo
Entity Address, Country	BR
Entity Address, Postal Zip Code	01402-901
Title of 12(b) Security	American Depositary Shares
Trading Symbol	CBD
Security Exchange Name	NYSE
Entity Well-known Seasoned Issuer	No
Entity Voluntary Filers	No
Entity Current Reporting Status	No
Entity Interactive Data Current	Yes
Entity Filer Category	Large Accelerated Filer
Entity Emerging Growth Company	false
Document Accounting Standard	International Financial Reporting Standards
Entity Shell Company	false
Entity Common Stock, Shares Outstanding	270,139,069
ICFR Auditor Attestation Flag	true
Document Financial Statement Error Correction Flag	false
Auditor Firm Id	1045
Auditor Name	DELOITTE TOUCHE TOHMATSU
Auditor Location	São Paulo, Brazil
Business Contact [Member]
Entity Addresses [Line Items]
Entity Address, Address Line One	Avenida Brigadeiro Luiz Antonio, 3142
Entity Address, City or Town	São Paulo
Entity Address, Country	BR
Entity Address, Postal Zip Code	01402-901
City Area Code	+55 11
Local Phone Number	3886-0024
Contact Personnel Name	Rafael Sirotsky Russowsky
Contact Personnel Email Address	gpa.ri@gpabr.com